Stock-Based Incentive Compensation Plans - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 89,800	$ 57,100	$ 20,300
Tax benefit (expense) realized from exercise of stock options									22,300	22,000	7,800
Total compensation cost not yet recognized	$ 67,300								$ 67,300
Total compensation cost not yet recognized, period for recognition									2 years 1 month 2 days
Selling, general and administrative expenses	719,584	$ 582,953	$ 594,353	$ 564,025	$ 633,297	$ 510,309	$ 495,741	$ 456,213	$ 2,460,915	2,095,560	1,866,805
Net income	(97,098)	$ (130,124)	$ (74,932)	$ 19,012	$ (115,752)	(87,992)	$ (17,516)	$ (60,143)	(283,142)	(281,403)	(291,052)
Fair value of awards vested in period									10,100	6,500
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Board RSU's granted during the period									1,500
Phantom Service Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	46,400								$ 46,400
Total compensation cost not yet recognized, period for recognition									2 years 3 months 11 days
Minimum contractual term									3 years
Requisite service period									3 years
Exercises in period, intrinsic value									$ 17,000	9,200
Phantom Performance Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	11,900								$ 11,900
Total compensation cost not yet recognized, period for recognition									1 year 8 months 23 days
Exercises in period, intrinsic value											15,800
Phantom Performance Restricted Stock Unit Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									200.00%
Phantom Service Restricted Stock Unit [Plan and Phantom Performance Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost accrual	$ 94,500								$ 94,500
2016 Equity Incentive Plan (EIP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)												80,000,000
Number of shares available for grant (shares)	38,251,240								38,251,240
Contractual term, maximum									7 years
2016 Equity Incentive Plan (EIP) [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									6 months
2016 Equity Incentive Plan (EIP) [Member] | Put rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									6 months
2016 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 200								$ 200
Total compensation cost not yet recognized, period for recognition									2 months 1 day
Award performance goal period									3 years
Maximum contractual term									7 years
Exercises in period, intrinsic value									$ 6,777	883	986
2016 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									150.00%
2016 Equity Incentive Plan (EIP) [Member] | Service Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	3,400								$ 3,400
Total compensation cost not yet recognized, period for recognition									1 year 8 months 16 days
Minimum contractual term									7 years
Exercises in period, intrinsic value									$ 53,398	$ 25,572	$ 1,443
2016 Equity Incentive Plan (EIP) [Member] | Service Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									3 years 6 months
2016 Equity Incentive Plan (EIP) [Member] | Service Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									4 years
2016 Equity Incentive Plan (EIP) [Member] | Service Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	2,200								$ 2,200
Total compensation cost not yet recognized, period for recognition									1 year 11 months 23 days
Minimum contractual term									3 years
Weighted-average grant date fair value without a market condition (in dollars per unit)									$ 9.16	$ 6.49
2016 Equity Incentive Plan (EIP) [Member] | Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 3,100								$ 3,100
Total compensation cost not yet recognized, period for recognition									1 year 4 months 13 days
Award performance goal period									3 years
Weighted-average grant date fair value without a market condition (in dollars per unit)									$ 9.16	$ 6.49
2016 Equity Incentive Plan (EIP) [Member] | Performance Restricted Stock Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									200.00%
Restatement Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										$ 8,300
Recognition of Stock-based Compensation Expense [Member] | Restatement Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expenses						9,500				8,300
Net income						$ 5,800				$ 5,100